Debt Debt-Secured Credit Facilities Summary (Details) $ in Thousands			9 Months Ended
	Nov. 08, 2018	Oct. 03, 2018	Sep. 30, 2019 USD ($)	Aug. 28, 2019	Jul. 19, 2019	Jul. 14, 2019	Jun. 17, 2019	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Number of vessels			60
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 809,008					$ 767,365
$330 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			0					140,677
$42 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 0					14,105
$12.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage			0.00%
Debt Instrument, Maturity Date, Description			December 22, 2020
Long-term Debt, Gross			$ 8,813					9,400
Debt Instrument, Collateral Amount			27,877
Debt Instrument, Unused Borrowing Capacity, Amount			$ 0
$12.5 Million Credit Facility [Member] | Secured Debt [Member] | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.00%
$12.5 Million Credit Facility [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			0
$12.5 Million Credit Facility [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			1
$27.3 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage			1.18%
Debt Instrument, Maturity Date, Description			5 years from each drawdown
Long-term Debt, Gross			$ 9,008					9,008
Debt Instrument, Collateral Amount			28,600
Debt Instrument, Unused Borrowing Capacity, Amount			$ 0
$27.3 Million Credit Facility [Member] | Secured Debt [Member] | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.95%
$27.3 Million Credit Facility [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			0
$27.3 Million Credit Facility [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			1
$38.7 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.85%
Line of Credit Facility, Commitment Fee Percentage			0.9975%
Debt Instrument, Maturity Date, Description			December 13, 2022
Long-term Debt, Gross			$ 32,400					35,100
Debt Instrument, Collateral Amount			56,646
Debt Instrument, Unused Borrowing Capacity, Amount			$ 0
$38.7 Million Credit Facility [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			0
$38.7 Million Credit Facility [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			3
$12.8 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.40%
Line of Credit Facility, Commitment Fee Percentage			0.96%
Debt Instrument, Maturity Date, Description			June 15, 2023
Long-term Debt, Gross			$ 11,900					12,325
Debt Instrument, Collateral Amount			26,568
Debt Instrument, Unused Borrowing Capacity, Amount			$ 1,398
$12.8 Million Credit Facility [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			1
$12.8 Million Credit Facility [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			0
$30.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.20%
Line of Credit Facility, Commitment Fee Percentage			0.88%
Debt Instrument, Maturity Date, Description			September 18, 2023
Long-term Debt, Gross			$ 27,753					29,420
Debt Instrument, Collateral Amount			59,787
Debt Instrument, Unused Borrowing Capacity, Amount			$ 2,585
$30.0 Million Credit Facility [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			2	2
$30.0 Million Credit Facility [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			0
$60.0 Million Credit Facility [Member] [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.25%
Line of Credit Facility, Commitment Fee Percentage			0.90%
Debt Instrument, Maturity Date, Description			September 14, 2023
Long-term Debt, Gross								58,797
Debt Instrument, Collateral Amount			$ 51,929
Debt Instrument, Unused Borrowing Capacity, Amount			$ 2,862
$60.0 Million Credit Facility [Member] [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			0
$60.0 Million Credit Facility [Member] [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			2
$184.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels					12
Debt Instrument, Basis Spread on Variable Rate			2.40%
Line of Credit Facility, Commitment Fee Percentage			0.96%
Debt Instrument, Maturity Date, Description			September 21, 2023
Long-term Debt, Gross			$ 168,916					180,229
Debt Instrument, Collateral Amount			338,214
Debt Instrument, Unused Borrowing Capacity, Amount			$ 17,448
$184.0 Million Credit Facility [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			6
$184.0 Million Credit Facility [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			6
$34.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels							2
Debt Instrument, Basis Spread on Variable Rate		2.35%
Line of Credit Facility, Commitment Fee Percentage		1.175%
Debt Instrument, Maturity Date, Description		October 3, 2025
Long-term Debt, Gross			$ 32,179					34,000
Debt Instrument, Collateral Amount			54,229
Debt Instrument, Unused Borrowing Capacity, Amount			$ 3,000
$34.0 Million Credit Facility [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			2
$34.0 Million Credit Facility [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			0
$90.0 Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels						6
Debt Instrument, Basis Spread on Variable Rate	2.35%
Line of Credit Facility, Commitment Fee Percentage	1.00%
Debt Instrument, Maturity Date, Description	November 8, 2023
Long-term Debt, Gross			$ 82,100					90,000
Debt Instrument, Collateral Amount			159,605
Debt Instrument, Unused Borrowing Capacity, Amount			$ 8,706
$90.0 Credit Facility [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			0
$90.0 Credit Facility [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			6
$85.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.85%
Line of Credit Facility, Commitment Fee Percentage			1.14%
Debt Instrument, Maturity Date, Description			February 15, 2023
Long-term Debt, Gross			$ 47,594					$ 78,972
Debt Instrument, Collateral Amount			86,859
Debt Instrument, Unused Borrowing Capacity, Amount			$ 0
$85.5 Million Credit Facility [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			0
$85.5 Million Credit Facility [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			4